UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds		Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC		$759,248,957
Master Total Return Portfolio of Master Bond LLC		393,737,510

Total Mutual Funds (Cost – $1,026,303,543) – 100.0%		1,152,986,467

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (a)(b)	1,400,653	1,400,653

Total Short-Term Securities (Cost - $1,400,653) – 0.1%		1,400,653

Total Investments (Cost - $1,027,704,196) – 100.1%		1,154,387,120
Liabilities in Excess of Other Assets– (0.1)%		(1,008,295)

Net Assets – 100.0%		$1,153,378,825

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at September 30, 2010	Net Activity	Shares Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17%	—	1,400,653	1,400,653	$2,199

(b)	Represents the current yield as of report date.

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $759,248,957 and $393,737,510, respectively and 18.8% and 9.8%, respectively.

•

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master Portfolios.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK BALANCED CAPITAL FUND, INC.	DECEMBER 31, 2010	1

Schedule of Investments (concluded)	BlackRock Balanced Capital Fund, Inc.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Mutual Funds	—	$1,152,986,467	—	$1,152,986,467
Short-Term Securities	$1,400,653	—	—	1,400,653

Total	$1,400,653	$1,152,986,467	—	$1,154,387,120

2	BLACKROCK BALANCED CAPITAL FUND, INC.	DECEMBER 31, 2010

Schedule of Investments December 31, 2010 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 19.1%
Auto Components — 1.0%
The Goodyear Tire & Rubber Co. (a)	2,870,000	$34,009,500

Automobiles — 1.6%
Ford Motor Co. (a)	1,180,000	19,812,200
Harley-Davidson, Inc. (b)	970,000	33,629,900

		53,442,100

Diversified Consumer Services — 0.7%
Career Education Corp. (a)	1,160,000	24,046,800

Internet & Catalog Retail — 2.1%
Expedia, Inc.	1,290,000	32,366,100
Liberty Media Holding Corp. - Interactive (a)	2,340,000	36,901,800

		69,267,900

Media — 4.4%
CBS Corp., Class B	720,000	13,716,000
Comcast Corp., Class A	2,250,000	49,432,500
DIRECTV, Class A (a)	1,010,000	40,329,300
Gannett Co., Inc.	640,000	9,657,600
Interpublic Group of Cos., Inc. (a)	3,340,000	35,470,800

		148,606,200

Multiline Retail — 1.0%
Macy’s, Inc.	1,360,000	34,408,000

Specialty Retail — 8.3%
Advance Auto Parts, Inc.	510,000	33,736,500
Foot Locker, Inc.	1,750,000	34,335,000
The Gap, Inc.	1,680,000	37,195,200
Limited Brands, Inc.	1,110,000	34,110,300
PetSmart, Inc.	860,000	34,245,200
Ross Stores, Inc.	520,000	32,890,000
TJX Cos., Inc.	820,000	36,399,800
Williams-Sonoma, Inc.	960,000	34,262,400

		277,174,400

Total Consumer Discretionary		640,954,900

Consumer Staples — 4.3%
Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	1,000,000	35,160,000

Food Products — 2.0%
The Hershey Co.	680,000	32,062,000
Tyson Foods, Inc., Class A	1,980,000	34,095,600

		66,157,600

Household Products — 0.5%
The Procter & Gamble Co.	260,000	16,725,800

Tobacco — 0.8%
Philip Morris International, Inc.	460,000	26,923,800

Total Consumer Staples		144,967,200

Energy — 6.5%
Energy Equipment & Services — 1.3%
Exterran Holdings, Inc. (a)	460,000	11,017,000
McDermott International, Inc. (a)	1,540,000	31,862,600

		42,879,600

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	170,000	15,512,500

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Exxon Mobil Corp.	880,000	$64,345,600
Marathon Oil Corp.	1,170,000	43,325,100
SM Energy Co.	250,000	14,732,500
Sunoco, Inc.	870,000	35,069,700
Valero Energy Corp.	160,000	3,699,200

		176,684,600

Total Energy		219,564,200

Financials — 6.2%
Capital Markets — 0.7%
Ameriprise Financial, Inc.	450,000	25,897,500

Commercial Banks — 2.5%
Fifth Third Bancorp	2,430,000	35,672,400
KeyCorp	3,840,000	33,984,000
Popular, Inc. (a)	2,750,000	8,635,000
Wells Fargo & Co.	180,000	5,578,200

		83,869,600

Consumer Finance — 0.1%
Discover Financial Services, Inc.	150,000	2,779,500

Diversified Financial Services — 0.6%
JPMorgan Chase & Co.	240,000	10,180,800
The NASDAQ Stock Market, Inc. (a)	420,000	9,958,200

		20,139,000

Insurance — 2.3%
Assurant, Inc.	810,000	31,201,200
Berkshire Hathaway, Inc. (a)	60,000	4,806,600
MBIA, Inc. (a)	2,100,000	25,179,000
The Travelers Cos., Inc.	140,000	7,799,400
Unum Group	310,000	7,508,200

		76,494,400

Total Financials		209,180,000

Health Care — 18.7%
Biotechnology — 1.9%
Amgen, Inc. (a)	880,000	48,312,000
BioMarin Pharmaceuticals, Inc. (a)	50,000	1,346,500
Myriad Genetics, Inc. (a)	610,000	13,932,400

		63,590,900

Health Care Providers & Services — 8.8%
Aetna, Inc.	1,200,000	36,612,000
AmerisourceBergen Corp.	1,040,000	35,484,800
Cardinal Health, Inc.	980,000	37,543,800
Coventry Health Care, Inc. (a)	840,000	22,176,000
Health Management Associates, Inc., Class A (a)	3,730,000	35,584,200
Humana, Inc. (a)	580,000	31,749,200
Lincare Holdings, Inc.	430,000	11,536,900
UnitedHealth Group, Inc.	1,250,000	45,137,500
WellPoint, Inc. (a)	650,000	36,959,000

		292,783,400

Life Sciences Tools & Services — 1.6%
Illumina, Inc. (a)	570,000	36,103,800

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc.	650,000	$17,641,000

		53,744,800

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,710,000	45,280,800
Eli Lilly & Co.	1,240,000	43,449,600
Endo Pharmaceuticals Holdings, Inc. (a)	920,000	32,853,200
Forest Laboratories, Inc. (a)	520,000	16,629,600
Johnson & Johnson	640,000	39,584,000
King Pharmaceuticals, Inc. (a)	2,460,000	34,563,000
Pfizer, Inc.	180,000	3,151,800

		215,512,000

Total Health Care		625,631,100

Industrials — 6.9%
Aerospace & Defense — 0.7%
Raytheon Co.	520,000	24,096,800

Airlines — 1.2%
Delta Air Lines, Inc. (a)	520,000	6,552,000
Southwest Airlines Co.	2,580,000	33,488,400

		40,040,400

Commercial Services & Supplies — 0.0%
Waste Connections, Inc.	10,000	275,300

Construction & Engineering — 0.5%
KBR, Inc.	540,000	16,453,800

Industrial Conglomerates — 2.2%
General Electric Co.	2,120,000	38,774,800
Textron, Inc.	1,470,000	34,750,800

		73,525,600

Machinery — 1.9%
Manitowoc Co.	2,540,000	33,299,400
Oshkosh Corp. (a)	480,000	16,915,200
Timken Co.	250,000	11,932,500

		62,147,100

Road & Rail — 0.4%
Ryder System, Inc.	270,000	14,212,800

Total Industrials		230,751,800

Information Technology — 23.6%
Communications Equipment — 2.0%
Motorola, Inc. (a)	4,310,000	39,091,700
Tellabs, Inc.	4,200,000	28,476,000

		67,567,700

Computers & Peripherals — 6.6%
Apple, Inc. (a)	140,000	45,158,400
Dell, Inc. (a)	2,940,000	39,837,000
Lexmark International, Inc., Class A (a)	820,000	28,552,400
SanDisk Corp. (a)	710,000	35,400,600
Seagate Technology (a)	2,460,000	36,973,800
Western Digital Corp. (a)	1,000,000	33,900,000

		219,822,200

Common Stocks	Shares	Value

Information Technology (concluded)
Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	2,130,000	$41,151,600
Vishay Intertechnology, Inc. (a)	1,930,000	28,332,400

		69,484,000

Internet Software & Services — 1.5%
AOL, Inc. (a)	500,000	11,855,000
Google, Inc., Class A (a)	10,000	5,939,700
VeriSign, Inc.	1,020,000	33,323,400

		51,118,100

IT Services — 2.1%
Gartner, Inc., Class A (a)	440,000	14,608,000
International Business Machines Corp.	120,000	17,611,200
The Western Union Co.	1,980,000	36,768,600

		68,987,800

Semiconductors & Semiconductor Equipment — 6.3%
Altera Corp.	990,000	35,224,200
Applied Materials, Inc.	590,000	8,289,500
Atmel Corp. (a)	2,990,000	36,836,800
Cypress Semiconductor Corp. (a)	1,950,000	36,231,000
Intel Corp.	2,980,000	62,669,400
National Semiconductor Corp.	2,300,000	31,648,000
Novellus Systems, Inc. (a)	60,000	1,939,200

		212,838,100

Software — 3.0%
CA, Inc.	1,520,000	37,148,800
Microsoft Corp.	830,000	23,173,600
Novell, Inc. (a)	860,000	5,091,200
Symantec Corp. (a)	2,090,000	34,986,600

		100,400,200

Total Information Technology		790,218,100

Materials — 3.9%
Chemicals — 0.9%
Lubrizol Corp.	290,000	30,995,200

Containers & Packaging — 1.2%
Crown Holdings, Inc. (a)	1,030,000	34,381,400
Sealed Air Corp.	210,000	5,344,500

		39,725,900

Paper & Forest Products — 1.8%
International Paper Co.	1,340,000	36,501,600
MeadWestvaco Corp.	840,000	21,974,400

		58,476,000

Total Materials		129,197,100

Telecommunication Services — 3.9%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	570,000	16,746,600
Qwest Communications International, Inc.	5,220,000	39,724,200

		56,470,800

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services (concluded)
Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)(b)	2,910,000	$36,753,300
Sprint Nextel Corp. (a)	9,140,000	38,662,200

		75,415,500

Total Telecommunication Services		131,886,300

Utilities — 6.9%
Electric Utilities — 1.6%
Edison International	940,000	36,284,000
Pepco Holdings, Inc.	880,000	16,060,000

		52,344,000

Gas Utilities — 0.9%
Questar Corp.	1,710,000	29,771,100

Independent Power Producers & Energy Traders — 1.4%
Calpine Corp. (a)	240,000	3,201,600
GenOn Energy, Inc. (a)	3,175,200	12,097,512
NRG Energy, Inc. (a)	1,620,000	31,654,800

		46,953,912

Multi-Utilities — 3.0%
Ameren Corp.	1,190,000	33,546,100
CMS Energy Corp.	1,910,000	35,526,000
NiSource, Inc.	1,800,000	31,716,000

		100,788,100

Total Utilities		229,857,112

Total Long-Term Investments (Cost – $2,764,642,479) – 100.0%		3,352,207,812

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(d)(e)	$29,685	29,685,000

Total Short-Term Securities (Cost – $29,685,000) – 0.9%		29,685,000

Total Investments (Cost – $2,794,327,479*) – 100.9%		3,381,892,812
Liabilities in Excess of Other Assets – (0.9)%		(29,688,256)

Net Assets – 100.0%		$3,352,204,556

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,850,232,512

Gross unrealized appreciation	$574,252,101
Gross unrealized depreciation	(42,591,801)

Net unrealized appreciation	$531,660,300

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(e)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2010	Net Activity	Beneficial Interest Held at December 31, 2010	Income

BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(83,939,600)	$29,685,000	$30,997

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$3,352,207,812	—	—	$3,352,207,812
Short-Term Securities	—	$29,685,000	—	29,685,000

Total	$3,352,207,812	$29,685,000	—	$3,381,892,812

          1See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	4

Schedule of Investments December 31, 2010 (Unaudited)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC (a):
Series 2004-A, Class A1, 0.61%, 9/15/45 (b)	USD	3,785	$3,452,354
Series 2010-1A, Class A, 5.56%, 7/15/59		9,564	9,889,672
Series 2010-2A, Class A, 4.07%, 1/15/48		4,874	4,775,620
Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		9,251	9,101,355
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.62%, 12/25/33		581	482,074
Series 2005-ASP1, Class M1, 0.94%, 9/25/35		11,203	3,193,314
Series 2006-CW1, Class A2C, 0.40%, 7/25/36		1,680	854,057
Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 0.31%, 2/25/37 (b)		17	16,656
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.56%, 11/25/34 (b)		456	419,912
Bear Stearns Asset-Backed Securities Trust (b):
Series 2005-4, Class A, 0.59%, 1/25/36		459	456,140
Series 2006-HE8, Class 1A1, 0.33%, 10/25/36		238	237,810
Series 2006-HE10, Class 21A1, 0.32%, 12/25/36		4,159	3,857,954
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.32%, 1/15/16 (b)		3,310	3,281,370
Carrington Mortgage Loan Trust, Class A1 (b):
Series 2006-NC4, 0.31%, 10/25/36		12	11,848
Series 2006-NC5, 0.31%, 1/25/37		96	94,376
Series 2007-RFC1, 0.31%, 12/25/36		89	81,067

Asset-Backed Securities		Par (000)	Value

Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.36%, 5/16/16 (b)	USD	26,370	$26,696,803
Series 2009-A12, Class A12, 3.35%, 8/15/16		5,860	5,991,859
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.57%, 9/25/33		909	764,907
Series 2004-5, Class A, 0.71%, 10/25/34		1,310	1,125,353
Series 2004-13, Class AF4, 4.58%, 1/25/33		5,616	5,609,997
Series 2006-13, Class 3AV2, 0.41%, 1/25/37		2,478	1,734,896
Series 2006-17, Class 2A2, 0.41%, 3/25/47		1,216	863,065
Series 2006-21, Class 2A1, 0.31%, 5/25/37		236	236,173
Series 2006-22, Class 2A1, 0.31%, 5/25/47		19	19,353
Series 2006-25, Class 2A1, 0.33%, 6/25/47		153	150,391
Series 2007-1, Class 2A1, 0.31%, 7/25/37		205	199,000
Series 2007-11, Class 2A1, 0.32%, 6/25/47		53	52,445
Series 2007-12, Class 2A1, 0.61%, 8/25/47		94	90,026
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.48%, 4/25/33 (b)		15	14,684
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class B, 0.81%, 6/15/13 (b)		3,830	3,789,707
GMAC 93, 7.43%, 12/01/22		9,040	9,040,095
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010- 1A, Class A, 4.25%, 1/15/22 (a)		3,000	3,015,486
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.33%, 3/25/36 (b)		36	23,695

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Renminlbi
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro InterBank Offer Rate
GBP	British Pound
GO	General Obligation Bonds
HKD	Hong Kong Dollar
HOLDRs	Holding Company Depositary Receipts
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Poland Zloty
RB	Revenue Bonds
RUB	Russian Ruble
SEK	Swedish Krona
SPDR	Standard & Poor’s Depositary Receipts
TRY	Turkish Lira
UAH	Ukrainian Hryvna
USD	U.S. Dollar
ZAR	South African Rand

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	4,927	$6,640,354
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.37%, 7/25/37 (b)	USD	148	143,681
IndyMac Residential Asset-Backed Trust, Series 2007-B, Class 2A1, 0.34%, 7/25/37 (b)		3	2,651
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.62%, 11/25/35 (b)		8,852	3,985,178
Maryland Insurance Backed Securities Trust, Series 2006- 1A, Class A, 5.55%, 12/10/65		2,500	1,550,000
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.56%, 12/25/34 (b)		820	744,453
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.52%, 6/25/35 (b)		2,543	2,422,515
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.58%, 7/25/33 (b)		2,086	1,697,567
RAAC, Series 2005-SP2, Class 2A, 0.56%, 6/25/44 (b)		7,476	5,878,284
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.55%, 7/25/33 (b)		873	546,902
SLC Student Loan Trust, Series 2006-A, Class A4, 0.41%, 1/15/19 (b)		4,430	4,229,440
SLM Student Loan Trust (b):
Series 2008-5, Class A3, 1.59%, 1/25/18		9,520	9,784,322
Series 2008-5, Class A4, 1.99%, 7/25/23		30,815	32,050,281
Series 2009-B, Class A1, 6.26%, 7/15/42 (a)		10,115	9,800,554
Series 2010-C, Class A1, 1.91%, 12/15/17 (a)		8,011	8,012,712
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		8,380	8,405,816
Series 2010-2, Class C, 3.89%, 7/17/17		9,885	10,099,411
Series 2010-A, Class A2, 1.37%, 8/15/13 (a)		8,185	8,215,742
Series 2010-A, Class A3, 1.83%, 11/17/14 (a)		6,215	6,278,948
Series 2010-A, Class A4, 2.39%, 6/15/17 (a)		7,150	7,270,613
Series 2010-B, Class B, 0.02%, 9/15/14 (a)		7,668	7,665,868
Series 2010-B, Class C, 0.03%, 10/17/16 (a)		8,015	8,000,309
Small Business Administration, Class 1:
Series 2002-P10, 5.20%, 8/10/12		88	92,175
Series 2003-P10A, 4.52%, 2/10/13		9	9,591
Series 2004-P10, 4.50%, 2/10/14		303	317,613
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.37%, 10/25/36 (b)		364	358,183

Asset-Backed Securities		Par (000)		Value

Structured Asset Receivables Corp., Series 2003-2, Class CTFS, 1/21/11 (a)(b)	USD	—	(c)	$433
Structured Asset Securities Corp.:
Series 2003-Al2, Class A, 3.36%, 1/25/31 (a)		488		443,849
Series 2004-23XS, Class 2A1, 0.56%, 1/25/35 (b)		2,565		1,865,169
Series 2006-BC6, Class A2, 0.34%, 1/25/37 (b)		3,612		3,529,778
Series 2007-BC1, Class A2, 0.30%, 2/25/37 (b)		657		644,273

Total Asset-Backed Securities – 6.2%				250,310,179

Common Stocks	Shares

Diversified Financial Services — 0.1%
Citigroup, Inc. (d)	669,000	3,164,370

Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp. (d)	94,600	1,002,760
Yum! Brands, Inc.	24,150	1,184,558

		2,187,318

Machinery — 0.1%
Danaher Corp.	53,550	2,525,953

Metals & Mining — 0.1%
Alcoa, Inc.	98,250	1,512,067
Freeport-McMoRan Copper & Gold,
Inc., Class B	21,000	2,521,890

		4,033,957

Multiline Retail — 0.1%
Macy’s, Inc.	132,000	3,339,600

Oil, Gas & Consumable Fuels — 0.0%
Canadian Natural Resources Ltd.	16,500	732,930
Devon Energy Corp.	9,750	765,473
Occidental Petroleum Corp.	7,500	735,750

		2,234,153

Software — 0.1%
Oracle Corp.	108,900	3,408,570

Total Common Stocks – 0.5%		20,893,921

Corporate Bonds		Par (000)

Aerospace & Defense — 0.1%
L-3 Communications Corp.:
5.88%, 1/15/15	USD	1,370	1,395,688
Series B, 6.38%, 10/15/15		702	723,060

			2,118,748

Airlines — 0.1%
Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13		2,555	2,618,875

Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		2,925	2,887,741

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	USD	25,510	$26,321,524
5.38%, 1/15/20		8,165	8,847,496

			35,169,020

Capital Markets — 2.1%
CDP Financial, Inc. (a):
3.00%, 11/25/14		17,845	18,139,550
4.40%, 11/25/19		10,420	10,593,764
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		7,960	8,614,455
3.70%, 8/01/15		15,790	16,088,620
5.38%, 3/15/20		1,285	1,327,869
6.00%, 6/15/20		6,620	7,153,996
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(e)		7,360	736
Morgan Stanley:
2.79%, 5/14/13 (b)		17,250	17,875,796
4.00%, 7/24/15		4,450	4,473,073

			84,267,859

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20		8,178	8,954,910
The Dow Chemical Co., 4.25%, 11/15/20		2,015	1,930,164

			10,885,074

Commercial Banks — 6.7%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (a)		33,885	32,452,342
Bank of Nova Scotia, 1.65%, 10/29/15 (a)		52,000	49,972,164
Bank of Scotland Plc, 5.00%, 11/21/11 (a)		590	607,642
CIT Group, Inc., 7.00%, 5/01/17		7,000	7,017,500
Corporacion Andina de Fomento, 6.88%, 3/15/12		5,125	5,451,129
Dexia Credit Local SA, 2.38%, 9/23/11 (a)		1,300	1,312,727
Discover Bank:
8.70%, 11/18/19		8,675	10,211,464
7.00%, 4/15/20		10,720	11,524,450
DnB NOR Boligkreditt, 2.10%, 10/14/15 (a)		38,815	36,912,949
Eksportfinans ASA:
1.88%, 4/02/13		26,475	26,783,619
3.00%, 11/17/14		13,620	14,054,819
2.00%, 9/15/15		23,620	23,067,765
5.50%, 5/25/16		8,025	9,032,739
5.50%, 6/26/17		275	308,647
Royal Bank of Canada, 3.13%, 4/14/15 (a)		25,970	26,601,305
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (a)		17,090	16,975,292

			272,286,553

Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., 7.63%, 6/15/20		4,000	4,284,464

Corporate Bonds		Par (000)	Value

Consumer Finance — 0.4%
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17 (b)	GBP	3,400	$5,477,265
Ford Motor Credit Co. LLC, 6.63%, 8/15/17	USD	3,680	3,867,647
SLM Corp.:
5.40%, 10/25/11		6,000	6,105,870
Series A, 0.59%, 1/27/14 (b)		35	31,525

			15,482,307

Containers & Packaging — 0.5%
Ball Corp.:
7.13%, 9/01/16		2,440	2,629,100
7.38%, 9/01/19		2,555	2,746,625
Crown Americas LLC, 7.63%, 5/15/17		5,629	6,051,175
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		7,920	8,415,000

			19,841,900

Diversified Financial Services — 3.0%
Ally Financial, Inc., 8.00%, 3/15/20		7,490	8,182,825
Bank of America Corp., 5.63%, 7/01/20		6,905	7,039,592
Citigroup, Inc.:
4.75%, 5/19/15		6,215	6,507,708
5.38%, 8/09/20		9,670	10,047,198
FCE Bank Plc:
7.88%, 2/15/11	GBP	4,950	7,736,787
7.13%, 1/15/13	EUR	1,300	1,815,375
General Electric Capital Corp., 5.50%, 1/08/20	USD	10,675	11,416,774
JPMorgan Chase & Co.:
0.94%, 2/26/13 (b)		5,410	5,432,251
2.60%, 1/15/16 (f)		7,535	7,310,999
4.25%, 10/15/20		50	48,759
JPMorgan Chase Bank NA:
6.00%, 7/05/17		13,805	14,972,972
Series BKNT, 6.00%, 10/01/17		10,900	12,083,326
Novus USA Trust, 11/18/11 (a)(b)		9,340	9,340,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		8,150	8,618,625
Reynolds Group Issuer, Inc., 7.13%, 4/15/19 (a)		5,000	5,087,500
TMX Finance LLC, 13.25%, 7/15/15 (a)		4,000	4,400,000

			120,040,691

Diversified Telecommunication Services — 1.3%
AT&T Inc., 6.50%, 9/01/37		6,975	7,522,203
Frontier Communications Corp., 8.25%, 4/15/17		2,970	3,259,575
GTE Corp., 6.84%, 4/15/18		8,030	9,102,945
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,175	1,189,687
Series B, 7.50%, 2/15/14		815	825,187
Qwest Corp., 8.38%, 5/01/16		2,625	3,110,625
Telefonica Emisiones SAU, 4.95%, 1/15/15		9,325	9,657,753

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded):
Verizon Communications, Inc.:
8.75%, 11/01/18	USD	7,832	$10,227,151
6.40%, 2/15/38		5,640	6,238,883
Windstream Corp.:
8.13%, 8/01/13		210	231,000
8.63%, 8/01/16		255	268,388

			51,633,397

Education — 0.1%
Leland Stanford Junior University, 4.75%, 5/01/19		2,450	2,630,884

Electric Utilities — 0.3%
Florida Power & Light Co.:
5.63%, 4/01/34		150	157,467
4.95%, 6/01/35		25	23,970
5.95%, 2/01/38		3,645	4,039,007
Florida Power Corp., 6.40%, 6/15/38		2,646	3,076,721
Progress Energy, Inc., 7.10%, 3/01/11		885	894,002
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	3,108,486

			11,299,653

Energy Equipment & Services — 0.1%
Pride International, Inc., 6.88%, 8/15/20		3,640	3,776,500

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		2,343	2,495,262

Food Products — 0.6%
Kraft Foods, Inc.:
5.38%, 2/10/20		20,174	21,712,651
6.50%, 2/09/40		3,055	3,423,521

			25,136,172

Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%, 8/01/19		3,478	3,929,410
DJO Finance LLC, 10.88%, 11/15/14		360	392,850

			4,322,260

Health Care Providers & Services — 0.6%
HCA, Inc.:
8.50%, 4/15/19		7,810	8,551,950
7.25%, 9/15/20		7,975	8,333,875
Tenet Healthcare Corp.:
9.00%, 5/01/15		2,475	2,747,250
10.00%, 5/01/18		147	171,255
8.88%, 7/01/19		5,365	6,062,450

			25,866,780

Hotels, Restaurants & Leisure — 0.4%
International Game Technology, 7.50%, 6/15/19		11,199	12,606,289
MGM Mirage, 13.00%, 11/15/13		2,952	3,490,740

			16,097,029

Corporate Bonds		Par (000)	Value

Household Durables — 0.0%
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (a)	USD	20	$16,323
Irwin Land LLC (a):
Series A-1, 5.03%, 12/15/25		25	24,293
Series A-2, 5.40%, 12/15/47		600	473,766
Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49 (a)		25	22,998

			537,380

IT Services — 0.0%
iPayment Investors LP, 12.75%, 7/15/14 (a)(g)		550	474,355

Independent Power Producers & Energy Traders — 0.0%
AES Ironwood LLC, 8.86%, 11/30/25		78	77,750
AES Red Oak LLC, Series B, 9.20%, 11/30/29		50	48,875
NRG Energy, Inc.:
7.25%, 2/01/14		575	586,500
7.38%, 2/01/16		175	179,375

			892,500

Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%, 12/01/15 (a)		2,500	2,675,000

Insurance — 2.5%
Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (b)		13,275	12,890,861
Lincoln National Corp., 7.00%, 6/15/40		2,860	3,110,173
Manulife Financial Corp., 3.40%, 9/17/15		12,215	11,964,959
MetLife, Inc.:
4.75%, 2/08/21		3,617	3,693,040
5.88%, 2/06/41		2,425	2,556,746
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,583,822
2.50%, 1/11/13		24,245	24,774,511
5.13%, 4/10/13		11,825	12,732,190
5.13%, 6/10/14		1,600	1,740,394
Prudential Financial, Inc.:
4.75%, 9/17/15		10,790	11,415,658
5.38%, 6/21/20		1,905	1,990,636
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		4,665	5,458,059

			100,911,049

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		1,570	1,555,218

Machinery — 0.2%
Danaher Corp., 0.00%, 1/22/21 (h)(i)		1,900	2,603,000
Navistar International Corp.:
3.00%, 10/15/14 (h)		1,920	2,563,200
8.25%, 11/01/21		2,000	2,150,000

			7,316,200

Media — 3.3%
CBS Corp., 8.88%, 5/15/19		5,530	6,957,193
CCH II LLC, 13.50%, 11/30/16		12,770	15,228,225

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded):
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	USD	1,854	$2,016,225
Series B, 9.25%, 12/15/17		7,372	8,072,340
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,078,468
Comcast Corp.:
6.45%, 3/15/37		3,686	3,938,362
6.40%, 3/01/40		3,400	3,644,341
Cox Communications, Inc., 8.38%, 3/01/39 (a)		6,180	8,008,730
DIRECTV Holdings LLC:
3.13%, 2/15/16		15,303	15,098,950
6.00%, 8/15/40		2,285	2,293,980
Discovery Communications LLC, 3.70%, 6/01/15		4,410	4,565,836
The Interpublic Group of Cos., Inc., 6.25%, 11/15/14		1,312	1,415,320
Knight Ridder, Inc., 6.88%, 3/15/29		2,350	1,586,250
NBC Universal, Inc. (a):
5.15%, 4/30/20		6,370	6,603,295
4.38%, 4/01/21		7,210	6,998,076
The New York Times Co., 6.63%, 12/15/16 (a)		20,100	20,351,250
News America, Inc., 6.40%, 12/15/35		5,210	5,597,640
Time Warner Cable, Inc.:
5.00%, 2/01/20		3,470	3,571,109
5.88%, 11/15/40		5,025	4,971,534
Time Warner, Inc.:
4.70%, 1/15/21		2,080	2,117,791
6.10%, 7/15/40		1,370	1,437,522
UPC Germany GmbH, 8.13%, 12/01/17 (a)		5,000	5,225,000

			132,777,437

Metals & Mining — 0.6%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		2,440	2,537,600
Arch Western Finance LLC, 6.75%, 7/01/13		322	325,220
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		4,525	4,421,418
6.25%, 10/01/40		1,830	1,781,569
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		2,800	2,655,867
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (a)		4,365	4,474,125
Teck Resources Ltd., 10.75%, 5/15/19		7,670	9,971,000

			26,166,799

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (g)		6,985	8,085,137
Saks, Inc., 2.00%, 3/15/24 (h)		750	777,188

			8,862,325

Oil, Gas & Consumable Fuels — 3.3%
Arch Coal, Inc., 7.25%, 10/01/20		8,855	9,342,025
BP Capital Markets Plc, 3.13%, 3/10/12		11,530	11,789,898

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded):
Canadian Natural Resources, Ltd.:
5.90%, 2/01/18	USD	2,625	$2,989,620
6.50%, 2/15/37		4,445	5,056,179
Cenovus Energy, Inc., 6.75%, 11/15/39		5,145	5,993,894
Chesapeake Energy Corp., 6.63%, 8/15/20		12,460	12,273,100
Consol Energy, Inc. (a):
8.00%, 4/01/17		5,166	5,501,790
8.25%, 4/01/20		2,884	3,114,720
Enterprise Products Operating LLC:
5.20%, 9/01/20		3,522	3,648,873
6.13%, 10/15/39		4,600	4,787,721
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	7,541,999
6.50%, 9/15/37		25	28,280
Nexen, Inc., 6.40%, 5/15/37		6,000	5,813,292
Peabody Energy Corp., 6.50%, 9/15/20		11,963	12,770,503
Pemex Finance Ltd., 9.03%, 2/15/11		7	6,555
Petrobras International Finance Co.:
5.88%, 3/01/18		3,775	4,019,688
5.75%, 1/20/20		15,835	16,429,889
Petrohawk Energy Corp., 7.25%, 8/15/18		8,963	9,052,630
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		6,400	6,330,189
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		935	988,706
Valero Energy Corp., 6.63%, 6/15/37		6,075	6,169,970

			133,649,521

Paper & Forest Products — 0.3%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		7,565	8,538,994
International Paper Co., 7.30%, 11/15/39		3,305	3,765,859

			12,304,853

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 6.88%, 8/01/97		85	95,424
Merck & Co., Inc., 4.00%, 6/30/15		4,890	5,246,486
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		4,610	4,690,574

			10,032,484

Real Estate Investment Trusts (REITs) — 0.4%
Duke Realty LP, 6.75%, 3/15/20		4,000	4,339,548
Hospitality Properties Trust, 6.70%, 1/15/18		4,000	4,193,864
Kimco Realty Corp., 6.88%, 10/01/19		4,000	4,525,212
Mack-Cali Realty LP, 7.75%, 8/15/19		4,000	4,655,020

			17,713,644

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		8,660	8,959,783

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	5

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Software — 0.2%
Oracle Corp. (a):
3.88%, 7/15/20	USD	4,150	$4,125,457
5.38%, 7/15/40		3,405	3,447,947

			7,573,404

Thrifts & Mortgage Finance — 1.8%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)		13,370	13,910,469
MGIC Investment Corp.:
5.38%, 11/01/15		8,010	7,669,575
5.00%, 5/01/17 (h)		3,600	4,135,500
The PMI Group, Inc.:
6.00%, 9/15/16		13,350	11,076,540
4.50%, 4/15/20 (h)		2,900	2,392,500
Radian Group, Inc.:
5.63%, 2/15/13		13,350	13,350,000
5.38%, 6/15/15		13,350	12,348,750
3.00%, 11/15/17 (h)		6,900	6,753,375

			71,636,709

Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		10,400	10,740,423

Wireless Telecommunication Services — 0.9%
Cricket Communications, Inc., 7.75%, 5/15/16		7,367	7,643,263
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		13,730	14,324,797
Vodafone Group Plc, 4.15%, 6/10/14		13,325	14,006,973

			35,975,033

Total Corporate Bonds – 32.3%			1,303,895,286

Floating Rate Loan Interests (b)

Media — 0.9%
Intelsat Jackson Holdings Ltd., Term Loan B, 5.25%, 3/07/18	37,500	37,841,513

Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15	32,057	32,377,451

Total Floating Rate Loan Interests – 1.7%		70,218,964

Foreign Agency Obligations

Bundesrepublik Deutschland, Series 06, 3.75%, 1/04/17	EUR	30,045	43,451,286
Mexico Government International Bond:
6.38%, 1/16/13	USD	2,818	3,078,665
5.63%, 1/15/17		3,840	4,247,040

Foreign Agency Obligations		Par (000)	Value

United Mexican States, Series A, 5.13%, 1/15/20	USD	1,645	$1,714,912

Total Foreign Agency Obligations – 1.3%			52,491,903

Investment Companies	Shares

Consumer Discretionary Select Sector SPDR Fund	31,500	1,178,415
Energy Select Sector SPDR Fund	18,750	1,279,688
Financial Select Sector SPDR Fund	23,625	376,819
Industrial Select Sector SPDR Fund	42,525	1,484,122
iShares JPMorgan USD Emerging Markets Bond Fund (j)	114,500	12,260,660
Materials Select Sector SPDR Fund	15,750	606,375
Oil Service HOLDRs Trust	6,525	916,958
Technology Select Sector SPDR Fund	36,225	912,146

Total Investment Companies – 0.5%		19,015,183

Non-Agency Mortgage-Backed Securities	Par (000)

Collateralized Mortgage Obligations — 8.6%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 4A1, 5.44%, 10/25/35 (b)	11,479	10,423,197
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)	13,470	13,368,840
Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 8/25/19	1,135	1,156,783
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 5.59%, 7/25/36 (b)	1,922	1,369,132
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.21%, 12/25/35 (a)(b)(j)	9	9,158
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.40%, 12/25/35 (b)	11,429	10,993,769
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36	656	626,932
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37	20,957	16,772,033
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19	14	15,346

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued):
Countrywide Alternative Loan Trust:
Series 2005-21B, Class A17, 6.00%, 6/25/35	USD	18,031	$16,719,328
Series 2006-01A0, Class 1A1, 1.22%, 8/25/46 (b)		125	69,156
Series 2006-0A21, Class A1, 0.45%, 3/20/47 (b)		26,109	14,154,309
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		7,983	5,471,739
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		16,403	12,896,683
Countrywide Home Loan Mortgage Pass- Through Trust (b):
Series 2004-29, Class1A1, 0.53%, 2/25/35		523	439,656
Series 2006-0A5, Class 2A1, 0.46%, 4/25/46		4,435	2,679,990
Series 2006-0A5, Class 3A1, 0.46%, 4/25/46		7,322	4,735,740
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		3,683	3,083,240
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (b):
Series 2005-2, Class 1A1, 0.66%, 4/25/35		1,703	1,257,417
Series 2006-0A1, Class A1, 0.46%, 2/25/47		8,723	5,647,911
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		2,983	2,831,910
GSR Mortgage Loan Trust:
Series 2004-9, Class 4A1, 2.91%, 8/25/34 (b)		172	156,576
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (b)		9,721	9,359,300
Series 2006-2F, Class 2A2, 5.75%, 2/25/36		2,025	1,875,530
Harborview Mortgage Loan Trust (b):
Series 2005-8, Class 1A2A, 0.59%, 9/19/35		1,442	941,090
Series 2005-10, Class 2A1A, 0.57%, 11/19/35		9,414	6,422,179
Series 2006-9, Class 2A1A, 0.47%, 11/19/36		594	392,276
Series 2006-11, Class A1A, 0.43%, 12/19/36		913	592,121
Homebanc Mortgage Trust, Class A1 (b):
Series 2005-4, 0.53%, 10/25/35		27,102	20,307,897
Series 2006-2, 0.44%, 12/25/36		8,474	6,347,581
Impac CMB Trust, Series 2005-6, Class 1A2, 0.40%, 10/25/35 (b)		511	295,963
Impac Secured Assets CMN Owner Trust Series 2004-3 (b):
Class 1A4, 0.66%, 11/25/34		1,332	1,251,368
Class M1, 0.86%, 11/25/34		11,950	4,960,744
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		7,521	7,126,353

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded):
JPMorgan Mortgage Trust (concluded):
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	USD	2,182	$2,018,633
Luminent Mortgage Trust, Series 2006-7, Class 1A1, 0.44%, 12/25/36 (b)		16,766	10,390,652
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 5A3, 5.50%, 8/25/35		15,817	15,485,570
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 11.49%, 11/25/34 (a)(b)		21	3,834
Residential Accredit Loans, Inc.:
Series 2006-QS4, Class A9, 6.00%, 4/25/36		6,945	4,976,739
Series 2007-QS1, Class 2A10, 6.00%, 1/25/37		4,519	3,093,793
Series 2007-QS5, Class A1, 5.50%, 3/25/37		6,758	4,761,008
Structured Adjustable Rate Mortgage Loan Trust (b):
Series 2005-19XS, Class 1A1, 0.58%, 10/25/35		10,341	6,982,688
Series 2007-3, Class 2A1, 5.56%, 4/25/37		22,440	16,512,444
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.54%, 4/25/35 (b)		904	797,245
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.38%, 10/25/46 (b)		15,348	15,205,948
WaMu Mortgage Pass-Through Certificates (b):
Series 2000-1, Class B1, 0.66%, 1/25/40 (a)		1	407
Series 2006-AR11, Class 1A, 1.30%, 9/25/46		1,181	772,430
Series 2006-AR18, Class 1A1, 5.14%, 1/25/37		22,405	16,938,567
Series 2007-0A4, Class 1A, 1.10%, 5/25/47		4,592	3,025,191
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2006-AR2, Class 2A5, 3.43%, 3/25/36		33,101	28,485,764
Series 2006-AR3, Class A4, 5.50%, 3/25/36		24,126	21,121,432
Series 2006-AR12, Class 2A1, 5.94%, 9/25/36		4,927	4,511,328
Series 2006-AR15, Class A1, 5.43%, 10/25/36		4,901	4,426,556

			344,261,476

Commercial Mortgage-Backed Securities — 12.5%
Banc of America Commercial Mortgage, Inc.:
Series 2004-4, Class A6, 4.88%, 7/10/42 (b)		2,840	3,007,945
Series 2004-7, Class 4A1, 6.50%, 4/15/36		914	916,926

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	7

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued):
Banc of America Commercial Mortgage, Inc. (concluded):
Series 2005-3, Class A3A, 4.62%, 7/10/43	USD	850	$879,561
Series 2006-2, Class A4, 5.74%, 5/10/45 (b)		5,460	5,977,403
Series 2006-4, Class A4, 5.63%, 7/10/46		15,100	16,201,527
Series 2006-4, Class AM, 5.68%, 7/10/46		3,050	3,072,738
Series 2006-5, Class AM, 5.45%, 9/10/47		1,110	1,099,073
Series 2007-1, Class A4, 5.45%, 1/15/49		8,950	9,336,822
Series 2007-3, Class A2, 5.66%, 6/10/49 (b)		22,000	22,862,367
Series 2007-3, Class A4, 5.66%, 6/10/49 (b)		7,000	7,184,430
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		183	191,108
Series 2004-PWR6, Class A6, 4.83%, 11/11/41		440	466,775
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		1,350	1,362,132
Series 2006-PW11, Class A4, 5.62%, 3/11/39 (b)		175	189,208
CS First Boston Mortgage Securities Corp.:
Series 2001-CK6, Class A3, 6.39%, 8/15/36		485	498,469
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		235	244,751
Series 2002-CKS4, Class A2, 5.18%, 11/15/36		3,605	3,758,907
Series 2002-CP5, Class A1, 4.11%, 12/15/35		4,638	4,706,934
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,683,264
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,048,552
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.86%, 5/15/43		860	901,779
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		11,789	12,645,453
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		15,960	16,409,933
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		446	476,407
Commercial Mortgage Pass-Through Certificates:
Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		9,900	9,992,172
Series 2006-C8, Class A4, 5.31%, 12/10/46		6,000	6,257,917
Series 2007-C9, Class A4, 6.01%, 12/10/49 (b)		5,384	5,793,160

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued):
Commercial Mortgage Pass-Through Certificates (concluded):
Series 2007-C9, Class AAB, 6.01%, 12/10/49 (b)	USD	175	$188,221
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		27,830	27,370,953
Class C, 4.86%, 11/05/27		8,265	8,100,780
First Union National Bank Commercial Mortgage:
Series 2001-C2, Class A2, 6.66%, 1/12/43		572	571,794
Series 2001-C3, Class A3, 6.42%, 8/15/33		1,019	1,030,358
GE Capital Commercial Mortgage Corp.:
Series 2001-1, Class B, 6.72%, 5/15/33		225	226,711
Series 2001-3, Class A2, 6.07%, 6/10/38		1,670	1,714,806
Series 2002-1A, Class A3, 6.27%, 12/10/35		1,678	1,747,612
Series 2007-C1, Class A2, 5.42%, 12/10/49		38,422	39,189,975
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2, 5.48%, 5/10/40 (b)		2,775	2,987,326
Series 2001-C1, Class B, 6.67%, 4/15/34 (b)		15,000	15,069,701
Series 2003-C3, Class A4, 5.02%, 4/10/40		2,325	2,483,391
Series 2004-C3, Class AAB, 4.70%, 12/10/41		590	616,011
Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		1,980	1,971,945
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,625	1,684,931
Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	13,769,196
Series 2006-GG8, Class A4, 5.56%, 11/10/39		5,000	5,303,650
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,501,145
Series 2005-GG3, Class AAB, 4.62%, 8/10/42		767	794,774
Series 2006-GG7, Class A4, 5.89%, 7/10/38 (b)		467	509,079
Series 2006-GG7, Class AM, 6.08%, 7/10/38 (b)		3,509	3,613,919
Series 2007-GG9, Class A4, 5.44%, 3/10/39		5,135	5,410,125
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		866	877,058
Series 2001-CIB2, Class A3, 6.43%, 4/15/35		16,724	16,949,727
Series 2001-CIB3, Class A3, 6.47%, 11/15/35		3,236	3,322,452

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued):
JPMorgan Chase Commercial Mortgage Securities Corp. (concluded):
Series 2004-CBX, Class A5, 4.65%, 1/12/37	USD	900	$932,903
Series 2007-LD1, Class A2, 5.99%, 6/15/49 (b)		37,000	38,318,447
Series 2010-C2, Class A3, 4.07%, 11/15/43 (a)		3,500	3,328,197
Series 2010-C2, Class C, 5.72%, 11/15/43 (a)(b)		3,500	3,275,422
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A3, 4.56%, 9/15/27 (b)		195	196,132
Series 2005-C1, Class AAB, 4.57%, 2/15/30		903	938,905
Series 2005-C2, Class A5, 5.15%, 4/15/30 (b)		7,000	7,344,587
Series 2006-C4, Class AM, 5.90%, 6/15/38 (b)		1,402	1,456,473
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,410	1,417,042
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,000	4,200,558
Series 2007-C2, Class A3, 5.43%, 2/15/40		175	180,460
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		8,960	9,414,003
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		12,690	12,748,103
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,505,840
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		5,026	5,284,590
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		8,900	9,462,553
Series 2007-HQ11, Class A2, 5.36%, 2/12/44		13,000	13,365,495
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		223	231,777
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33		1,062	1,077,117
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A, 5.81%, 8/12/45 (a)(b)		13,860	14,819,759
Prudential Mortgage Capital Funding, LLC, Series 2001-Rock, Class A2, 6.61%, 5/10/34		672	675,775
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		14,233	15,058,514
Salomon Brothers Mortgage Securities VII, Inc., Series 2001- C2, Class A3, 6.50%, 11/13/36		4,092	4,188,074
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.20%, 10/15/44 (b)		1,625	1,655,594

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded):
Wachovia Bank Commercial Mortgage Trust (concluded):
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	7,495	$7,624,737
Series 2006-C29, Class A4, 5.31%, 11/15/48		7,110	7,546,031
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		16,380	17,000,389
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 (a)(b)		1	855

			505,419,685

Interest Only Commercial Mortgage- Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 2.10%, 5/25/36 (a)(b)		5,641	104,057

Total Non-Agency Mortgage-Backed Securities – 21.1%			849,785,218

Preferred Securities

Capital Trusts

Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86% (b)(k)		3,101	2,930,445
Goldman Sachs Capital II, 5.79% (b)(k)		3,190	2,703,525
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(e)(k)		1,888	189

			5,634,159

Diversified Financial Services — 0.3%
JPMorgan Chase & Co., 7.90% (b)(k)		10,835	11,517,497

Insurance — 0.1%
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,110	2,868,975

Total Capital Trusts – 0.5%			20,020,631

Trust Preferreds		Shares

Diversified Financial Services — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		5,900,000	6,350,760

Total Trust Preferreds – 0.2%			6,350,760

Total Preferred Securities – 0.7%			26,371,391

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	9

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16	USD	55	$58,832
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40		2,225	2,163,612
Cornell University, 4.35%, 2/01/14		360	389,336
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		2,210	2,315,417
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		5,540	6,139,539
New Jersey State Turnpike Authority, RB, Build America Bonds, 7.41%, 1/01/40		1,335	1,472,745
New York City Municipal Water Finance Authority, RB, Build America Bonds, 5.72%, 6/15/42		6,480	6,474,168
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		4,650	4,552,397
Port Authority of New York & New Jersey, RB, Consolidated:
158th Series, 5.86%, 12/01/24		105	108,834
159th Series, 6.04%, 12/01/29		3,275	3,422,080
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		9,890	10,031,922
Build America Bonds, 7.35%, 11/01/39		4,980	5,081,791
Build America Bonds, Various Purpose, 7.50%, 4/01/34		3,310	3,424,559
Various Purpose, Series 3, 5.45%, 4/01/15		20,425	21,562,468
University of California, RB, Build America Bonds, 5.95%, 5/15/45		4,255	3,953,576

Total Taxable Municipal Bonds – 1.8%			71,151,276

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.6%
Fannie Mae:
1.75%, 5/07/13 (f)		3,450	3,523,640
6.63%, 11/15/30		1,450	1,829,565
Federal Home Loan Banks:
1.00%, 12/28/11		4,300	4,325,383
5.00%, 11/17/17		10,950	12,414,519
Freddie Mac:
2.13%, 3/23/12		2,000	2,039,864
2.13%, 9/21/12 (f)		4,500	4,615,191
2.50%, 4/23/14 (f)		11,100	11,500,488
4.38%, 7/17/15 (f)		7,950	8,769,001
4.88%, 6/13/18 (f)		4,300	4,808,849
3.75%, 3/27/19 (f)		3,650	3,778,367
6.25%, 7/15/32 (f)		4,300	5,252,643

			62,857,510

U.S. Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities:
Series 2004-29, Class HC, 7.50%, 7/25/30	USD	439	$463,524
Series 2005-48, Class AR, 5.50%, 2/25/35		60	65,685
Series 2005-118, Class MC, 6.00%, 1/25/32		12	12,349
Series 2006-26, Class QA, 5.50%, 6/25/26		235	236,991
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,600	5,020,053
Series 2007-22, Class PA, 5.50%, 3/25/37		9,579	10,526,820
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		1,100	1,197,093
Series 3068, Class VA, 5.50%, 10/15/16		7,056	7,324,691

			24,847,206

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage-Backed Securities, Series K003, Class A3, 4.32%, 12/25/15		105	110,907

Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities (b):
Series 2006-82, Class SI, 6.10%, 9/25/36		52,759	6,730,913
Series 2008-1, Class CI, 6.04%, 2/25/38		39,361	4,629,671
Series 2009-70, Class SI, 6.12%, 9/25/36		49,949	6,336,545
Ginnie Mae Mortgage-Backed Securities (b):
Series 2006-69, Class SA, 6.46%, 12/20/36		8,530	1,212,047
Series 2007-9, Class BI, 6.35%, 3/20/37		20,633	2,870,316
Series 2009-16, Class SL, 7.10%, 1/20/37		25,174	3,579,272
Series 2009-66, Class US, 5.72%, 8/16/39		33,976	3,753,387
Series 2009-88, Class SK, 5.97%, 10/16/39		24,794	2,962,392
Series 2009-92, Class SL, 6.04%, 10/16/39		30,500	3,546,185
Series 2009-106, Class KS, 6.14%, 11/20/39		52,628	6,324,983
Series 2009-106, Class SL, 5.76%, 4/20/36		27,395	3,206,716
Series 2009-106, Class SU, 5.93%, 5/20/37		21,659	2,269,896
Series 2009-110, Class CS, 6.04%, 11/16/39		24,269	2,970,752

			50,393,075

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Mortgage-Backed Securities — 165.5%
Fannie Mae Mortgage-Backed Securities:
2.83%, 11/01/35 (b)	USD	21,642	$22,602,712
3.32%, 12/01/40 (b)		10,220	10,367,711
3.50%, 12/13/40 - 1/13/41 (l)		31,500	30,095,417
4.00%, 12/01/15 - 1/01/41 (l)		1,704,200	1,697,042,198
4.50%, 1/15/26 - 1/15/41 (l)		1,823,195	1,872,617,812
5.00%, 1/15/26 - 1/15/41 (l)		866,903	912,335,018
5.03%, 8/01/38 (b)		10,531	11,205,680
5.50%, 12/01/32 - 1/15/41 (f)(l)		1,362,024	1,458,067,923
5.57%, 10/01/38 (b)		81	86,009
6.00%, 2/01/34 - 1/15/41 (f)(l)		180,997	197,427,874
6.28%, 8/01/11		1,704	1,717,858
6.50%, 1/15/41 (l)		52,100	57,896,125
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 - 1/15/41 (l)		156,800	160,780,604
5.30%, 5/01/36 (b)		89	93,653
5.31%, 2/01/37 (b)		162	170,467
5.50%, 2/01/37 - 1/15/41 (b)(l)		1,827	1,946,197
5.69%, 10/01/36 (b)		94	98,446
Ginnie Mae Mortgage-Backed Securities:
1.88%, 5/20/34 (b)		1,671	1,704,665
4.50%, 1/15/41 (l)		83,100	86,268,187
5.00%, 1/15/41 (l)		75,600	80,372,250
5.50%, 1/15/41 (l)		36,000	38,902,500
6.00%, 1/15/41 (l)		29,500	32,436,165

			6,674,235,471

Total U.S. Government Sponsored Agency Securities – 168.9%			6,812,444,169

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20 (m)		47,793	69,815,106
8.13%, 5/15/21		9,100	12,917,732
8.00%, 11/15/21 (m)		7,300	10,324,937
7.25%, 8/15/22 (n)		14,620	19,764,412
6.25%, 8/15/23 (m)		5,450	6,849,969
7.63%, 2/15/25 (m)		7,500	10,635,937
6.13%, 11/15/27 (m)		12,300	15,451,875
5.25%, 2/15/29		17,000	19,496,875
5.38%, 2/15/31		2,850	3,326,930
4.50%, 2/15/36 (m)		11,350	11,750,791
3.50%, 2/15/39 (m)		23,100	19,905,709
4.38%, 11/15/39 (m)		17,150	17,241,101
4.63%, 2/15/40		7,125	7,463,438
4.38%, 5/15/40 (m)		8,416	8,456,733
3.88%, 8/15/40		16,725	15,405,297
4.25%, 11/15/40 (m)		37,130	36,526,637
U.S. Treasury Inflation Indexed Bonds:
1.25%, 7/15/20		12,535	12,835,046
2.13%, 2/15/40		10,119	10,709,911
U.S. Treasury Notes:
0.38%, 9/30/12 (m)		96,975	96,743,909

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Notes (concluded):
0.38%, 10/31/12 (m)	USD	54,470	$54,304,030
0.50%, 11/30/12 (f)(m)		45,300	45,241,608
1.38%, 1/15/13 (m)		44,550	45,228,675
1.38%, 5/15/13 (m)		31,310	31,760,238
3.38%, 6/30/13 (m)		14,850	15,811,775
1.00%, 7/15/13 (m)		50,000	50,246,000
0.75%, 9/15/13 (m)		76,415	76,170,243
0.50%, 10/15/13		1,250	1,236,035
2.38%, 8/31/14 (m)		26,600	27,555,951
2.38%, 9/30/14 (m)		45,050	46,661,934
4.25%, 11/15/14 (m)		24,050	26,588,405
2.50%, 4/30/15		13,555	14,013,539
4.25%, 8/15/15		23,300	25,799,298
1.25%, 9/30/15		76,505	74,227,752
1.25%, 10/31/15		37,867	36,648,427
1.38%, 11/30/15 (m)		7,448	7,237,944
5.13%, 5/15/16		4,400	5,069,280
7.25%, 5/15/16 (m)		6,800	8,572,780
4.88%, 8/15/16 (m)		18,800	21,427,601
2.75%, 11/30/16 (m)		18,850	19,240,252
3.13%, 4/30/17		13,155	13,630,843
2.75%, 5/31/17 (m)		20,375	20,634,455
2.38%, 7/31/17 (m)		17,000	16,776,875
4.75%, 8/15/17 (m)		8,200	9,298,669
1.88%, 9/30/17 (m)		20,000	19,045,320
2.25%, 11/30/17 (m)		29,275	28,467,654
2.75%, 2/15/19 (m)		22,900	22,604,796
3.38%, 11/15/19 (m)		10,980	11,209,032
2.63%, 11/15/20		75,381	71,105,465

Total U.S. Treasury Obligations – 31.0%			1,251,437,221

Total Long-Term Investments (Cost – $10,735,707,012) – 266.0%			10,728,014,711

Short-Term Securities

Borrowed Bond Agreements – 7.5%
France – 1.1%
Barclays Bank Plc, 0.35%, 1/24/11	EUR	31,801	42,496,425

United States – 6.4%
Barclays Capital, Inc.:
(0.90)%, 1/18/11	USD	61,720	61,718,750
(0.25)%, Open		79,875	79,875,000
(0.50)%, Open		52,750	52,750,000
0.16%, Open		35,091	35,090,720
Credit Suisse Securities (USA) LLC, 0.04%, Open		5,275	5,274,833
Merrill Lynch & Co.:
0.15%, Open		16,751	16,747,500
0.20%, Open		6,842	6,845,156

			258,301,959

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	11

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Short-Term Securities	Shares		Value

Money Market Fund – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (j)(o)		13,395,174	$13,395,174

Total Short-Term Securities (Cost – $313,463,528) – 7.8%			314,193,558

Options Purchased	Contracts

Exchange-Traded Put Options — 0.0%
Radian Group, Inc., Strike Price USD 9.00, Expires 1/22/11		1,500	157,500

Over-the-Counter Call Options — 0.0%
CHF Call Option, Strike Price USD 1.40, Expires 2/17/11, Broker Citibank NA		69,792	2,792
HKD Call Option, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Securities (USA), Inc.		320,136	149,503

			152,295

		Notional
		Amount
		(000)

Over-the-Counter Call Swaptions — 0.2%
Receive a fixed rate of 3.12% and pay a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG	USD	32,000	414,048
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker UBS AG		73,000	1,879,020
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		34,800	1,014,281
Receive a fixed rate of 3.36% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		34,500	729,020
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		50,000	1,178,450
Receive a fixed rate of 4.85% and pay a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker UBS AG		23,800	1,387,611

			6,602,430

	Contracts		Value

Over-the-Counter Put Options — 0.0%
CHF Put Option, Strike Price USD 1.25, Expires 2/17/11, Broker UBS AG		38,637	$671,125

	Notional Amount (000)

Over-the-Counter Put Swaptions — 0.4%
Pay a fixed rate of 4.15% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Deutsche Bank AG	USD	128,600	1,179,133
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		32,000	2,288,512
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker UBS AG		73,000	3,732,417
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		34,800	1,635,983
Pay a fixed rate of 3.36% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		34,500	3,204,360
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		50,000	4,378,900
Pay a fixed rate of 4.85% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker UBS AG		23,800	1,604,953

			18,024,258

Total Options Purchased (Cost – $25,533,300) – 0.6%			25,607,608

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $11,074,703,840*) – 274.4%			11,067,815,877

Borrowed Bonds		Par (000)

European Investment Bank:
2.88%, 1/15/15		75,000	(77,789,775)
2.75%, 3/23/15		50,000	(51,547,250)
1.38%, 10/20/15		62,500	(60,053,313)
Republic of France, 3.75%, 4/25/17	EUR	29,310	(41,738,876)
U.S. Treasury CPI Note, 2.13%, 2/15/40	USD	12,500	(12,835,050)

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value

U.S. Treasury Bonds:
1.25%, 10/31/15	USD	73,997	$(71,615,185)
2.50%, 1/15/29		14,000	(16,181,746)
U.S. Treasury Notes:
2.63%, 1/15/20		67,300	(63,482,811)
4.63%, 2/15/40		13,500	(14,141,250)

Total Borrowed Bonds (Proceeds - $417,105,019) - (10.1)%			(409,385,256)

TBA Sale Commitments (l)

Fannie Mae Mortgage-Backed Securities:
3.50%, 12/13/40 - 1/13/41		31,500	(30,095,416)
4.00%, 12/01/15 - 1/01/41		1,238,200	(1,231,700,025)
4.50%, 1/15/26 - 1/15/41		1,732,800	(1,778,244,913)
5.50%, 12/01/32 - 1/15/41		2,031,500	(2,157,351,207)
6.00%, 2/01/34 - 1/15/41		88,200	(95,788,313)
6.50%, 1/15/41		7,700	(8,556,625)
Freddie Mac Mortgage-Backed Securities, 4.50%, 12/01/40 - 1/15/41		156,800	(160,362,211)

Total TBA Sale Commitments (Proceeds – $5,463,283,816) – (135.4)%			(5,462,098,710)

Options Written	Contracts

Exchange-Traded Call Options — (0.0)%
CBOE Volatility Index, Strike Price USD 27.50, Expires 2/16/11		1,120	(123,200)
Five-Year U.S. Treasury Bond Future, Strike Price USD 119.50, Expires 2/18/11		127	(29,766)
Ten-Year U.S. Treasury Bond Future, Strike Price USD 124.00, Expires 2/18/11		509	(143,156)

			(296,122)

Exchange-Traded Put Options — (0.1)%
Five-Year U.S. Treasury Bond Future, Strike Price USD 119.50, Expires 2/18/11		127	(255,984)
Ten-Year U.S. Treasury Bond Future, Strike Price USD 124.00, Expires 2/18/11		509	(1,956,469)

			(2,212,453)

Over-the-Counter Call Options — (0.0)%
CHF Call Option, Strike Price USD 1.40, Expires 2/17/11, Broker UBS AG		34,497	(1,380)
HKD Call Option, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Securities (USA), Inc.		320,136	(11,525)

			(12,905)

	Notional Amount (000)		Value

Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, Expires 1/06/11, Broker Citibank NA	USD	41,200	$(412)
Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker Deutsche Bank AG		64,700	(34,485)
Pay a fixed rate of 3.82% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		34,700	(1,287,682)
Pay a fixed rate of 3.81% and receive a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker UBS AG		26,300	(964,027)
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker Citibank NA		15,000	(571,110)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		10,400	(388,898)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		41,500	(1,604,764)
Pay a fixed rate of 3.95% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		32,800	(1,418,731)
Pay a fixed rate of 3.94% and receive a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker UBS AG		9,700	(414,840)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker Bank of America NA		17,000	(760,138)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		36,000	(1,185,300)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		22,700	(953,218)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker Citibank NA		22,400	(1,033,021)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	13

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions (concluded):
Pay a fixed rate of 3.23% and receive a floating rate based on 6-month EURIBOR, Expires 9/03/13, Broker Citibank NA	USD	53,600	$(1,305,267)
Pay a fixed rate of 3.44% and receive a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG		14,900	(461,825)

			(12,383,718)

	Contracts

Over-the-Counter Put Options — (0.0)%
CHF Put Option, Strike Price USD 1.25, Expires 2/17/11, Broker Citibank NA		78,167	(1,357,770)

	Notional Amount (000)

Over-the-Counter Put Swaptions — (0.9)%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, Expires 1/05/11, Broker Citibank NA	USD	35,000	(756,490)
Receive a fixed rate of 3.10% and pay a floating rate based on 3-month LIBOR, Expires 1/06/11, Broker Citibank NA		41,200	(1,065,720)
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker Deutsche Bank AG		64,700	(3,647,786)
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker Royal Bank of Scotland Plc		147,500	(3,823,937)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG		40,100	(819,965)
Receive a fixed rate of 3.82% and pay a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		34,700	(1,374,953)
Receive a fixed rate of 3.81% and pay a floating rate based on 3-month LIBOR, Expires 12/09/11, Broker UBS AG		26,300	(1,054,656)
Receive a fixed rate of 3.84% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker Citibank NA		15,000	(586,515)

Options Written	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	USD	10,400	$(412,745)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		41,500	(1,601,858)
Receive a fixed rate of 3.95% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker Goldman Sachs Bank USA		32,800	(1,151,608)
Receive a fixed rate of 3.94% and pay a floating rate based on 3-month LIBOR, Expires 12/13/11, Broker UBS AG		9,700	(344,020)
Receive a fixed rate of 3.98% and pay a floating rate based on 3-month LIBOR, Expires 12/14/11, Broker Bank of America NA		17,000	(580,567)
Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, Expires 8/13/12, Broker Morgan Stanley Capital Services, Inc.		80,800	(4,474,462)
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		36,000	(2,663,460)
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		22,700	(1,437,228)
Receive a fixed rate of 4.14% and pay a floating rate based on 3-month LIBOR, Expires 12/07/12, Broker Citibank NA		22,400	(1,321,555)
Receive a fixed rate of 3.23% and pay a floating rate based on 6-month EURIBOR, Expires 9/03/13, Broker Citibank NA		53,600	(6,128,946)
Receive a fixed rate of 3.44% and pay a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG		14,900	(1,516,403)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA		26,200	(1,204,388)

			(35,967,262)

Total Options Written (Premiums Received – $41,652,623) – (1.3)%			(52,230,230)

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Value

Total Investments, Net of Borrowed Bonds, TBA Sale
Commitments and Options Written – 127.6%	$5,144,101,681
Liabilities in Excess of Other Assets – (27.6)%	(1,111,094,768)

Net Assets – 100.0%	$4,033,006,913

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$11,079,417,336

Gross unrealized appreciation	$122,928,910
Gross unrealized depreciation	(134,530,369)

Net unrealized depreciation	$(11,601,459)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Amount is less than $1,000.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Convertible security.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2010	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at December 31, 2010	Value at December 31, 2010	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.21%, 12/25/35	$9,158	—	—	$9,158	$9,158	—	$235
BlackRock Liquidity Funds, TempFund, Institutional Class	20,883,348	—	(7,488,174)[1]	13,395,174	$13,395,174	—	$13,833
iShares JPMorgan USD Emerging Markets Bond Fund	145,000	45,000	(75,500)	114,500	$12,260,660	$(171,926)	—

[1]	Represents net shares sold.

(k)	Security is perpetual in nature and has no stated maturity date.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	15

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$206,535,235	$(620,997)
Banc of America NA	$71,219,661	$507,829
Barclays Capital, Inc	$213,198,356	$61,089
Citigroup Global Markets, Inc	$(285,176,020)	$(230,294)
Credit Suisse Securities LLC	$753,113,874	$471,090
Deutsche Bank Securities, Inc	$187,411,374	$(5,374,488)
Goldman Sachs & Co	$(286,797,157)	$2,077,544
Greenwich Financial Services	$127,457,919	$556,500
JPMorgan Chase Bank NA	$36,004,231	$4,662,930
Morgan Stanley Capital Services, Inc	$(841,956,702)	$(5,906,377)
Nomura Securities International, Inc	$101,561,878	$(1,769,782)
UBS Securities	$(61,421,990)	$1,202,201

(m)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(n)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(o)	Represents the current yield as of report date.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA) LLC	0.29%	10/15/2010	Open	$20,062,921	$20,050,000
Barclays Capital, Inc	0.22%	10/20/2010	Open	47,943,902	47,921,938
Barclays Capital, Inc	0.23%	11/1/2010	Open	17,750,891	17,743,750
Credit Suisse Securities (USA) LLC	0.24%	11/3/2010	Open	58,274,209	58,250,520
Credit Suisse Securities (USA) LLC	0.18%	11/18/2010	Open	76,528,116	76,510,518
Merrill Lynch & Co., Inc	0.23%	11/22/2010	Open	20,622,150	20,616,750
Barclays Capital, Inc	0.21%	11/23/2010	Open	9,792,966	9,790,625
Merrill Lynch & Co., Inc	0.20%	12/6/2010	Open	118,989,596	118,971,749
Merrill Lynch & Co., Inc	0.23%	12/8/2010	Open	155,062,591	155,036,838
Credit Suisse Securities (USA) LLC	(2.25)%	12/13/2010	Open	24,766,202	24,798,750
Credit Suisse Securities (USA) LLC	0.17%	12/13/2010	Open	28,472,761	28,469,938
Merrill Lynch & Co., Inc	0.23%	12/13/2010	Open	30,947,745	30,943,594
Deutsche Bank AG	0.26%	12/21/2010	1/11/2011	54,270,441	54,265,738

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Reverse repurchase agreements outstanding as of December 31, 2010 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Deutsche Bank AG	0.26%	12/22/2010	1/6/2011	$58,450,933	$58,446,290
Barclays Capital, Inc	0.18%	12/30/2010	1/3/2011	7,215,358	7,215,250
Deutsche Bank AG	0.02%	12/30/2010	1/3/2011	39,660,429	39,660,362
Deutsche Bank AG	0.25%	12/30/2010	1/3/2011	78,804,142	78,802,500

Total				$847,615,353	$847,495,110

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

2,386	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$521,623,413	$686,900
71	Euro-Dollar	Chicago Mercantile	December 2012	$17,452,608	(19,445)
67	Euro-Dollar	Chicago Mercantile	September 2013	$16,355,518	(44,368)
7	Euro-Dollar	Chicago Mercantile	December 2013	$1,697,257	2,256

Total					$625,343

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

3,107	5-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$364,572,435	$(1,179,721)
2,879	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$344,886,265	(1,853,298)
20	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$2,441,837	(663)
17	30-Year Ultra Long Term
	U.S. Treasury Bond	Chicago Board of Trade	March 2011	$2,137,191	(23,403)
315	Euro-Dollar	Chicago Mercantile	March 2011	$78,359,322	(103,241)
239	Euro-Dollar	Chicago Mercantile	June 2011	$59,442,755	(44,345)
223	Euro-Dollar	Chicago Mercantile	September 2011	$55,412,367	(27,751)
253	Euro-Dollar	Chicago Mercantile	December 2011	$62,747,467	(40,808)
188	Euro-Dollar	Chicago Mercantile	March 2012	$46,570,958	17,458
84	Euro-Dollar	Chicago Mercantile	June 2012	$20,817,119	73,319
45	Euro-Dollar	Chicago Mercantile	September 2012	$11,157,026	75,213
74	Euro-Dollar	Chicago Mercantile	March 2013	$18,223,196	105,221
14	Euro-Dollar	Chicago Mercantile	June 2013	$3,454,462	36,712

Total					$(2,965,307)

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,883,647	EUR	5,928,000	Citibank NA	1/03/11	$(37,992)
IDR	23,723,993,280	USD	2,672,000	HSBC Bank	1/11/11	(43,458)
NZD	15,065,541	USD	11,168,874	HSBC Bank	1/11/11	559,757
USD	11,211,000	IDR	101,144,706,000	HSBC Bank	1/11/11	4,492
USD	2,671,888	NZD	3,389,000	HSBC Bank	1/11/11	33,527
CNY	205,045,510	USD	30,859,000	HSBC Bank	1/18/11	244,953
CAD	10,141,016	AUD	10,292,000	Morgan Stanley Capital Services, Inc.	1/19/11	(304,528)
EUR	7,436,832	HUF	2,063,807,891	Deutsche Bank AG	1/19/11	36,500
USD	13,374,623	GBP	8,420,000	Citibank NA	1/19/11	248,984
EUR	2,963,000	USD	3,922,627	Citibank NA	1/20/11	36,737
USD	3,974,724	EUR	3,030,000	JPMorgan Chase Bank NA	1/20/11	(74,170)
CNY	193,968,666	USD	29,196,000	HSBC Bank	1/26/11	223,406
USD	14,877,110	EUR	11,385,000	Citibank NA	1/27/11	(336,059)
USD	3,321,000	UAH	27,020,500	HSBC Bank	1/27/11	(41,951)
EUR	5,928,000	USD	7,883,499	Citibank NA	1/28/11	37,753

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	17

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Foreign currency exchange contracts as of December 31, 2010 (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,508,825	EUR	1,102,000	Deutsche Bank AG	1/28/11	$36,285
USD	49,659,411	EUR	37,553,000	UBS AG	1/28/11	(520,546)
CZK	148,023,000	EUR	6,023,108	Royal Bank of Scotland Plc	2/14/11	(150,926)
EUR	6,589,030	GBP	5,675,000	UBS AG	2/14/11	(40,810)
EUR	3,736,000	HUF	1,034,871,253	Deutsche Bank AG	2/14/11	41,156
EUR	9,454,288	NOK	74,730,000	Citibank NA	2/14/11	(146,256)
GBP	5,365,000	CZK	153,008,512	Royal Bank of Scotland Plc	2/14/11	198,773
HUF	1,946,908,169	PLN	27,883,000	Citibank NA	2/14/11	(77,868)
NOK	29,340,000	CZK	89,064,533	Deutsche Bank AG	2/14/11	265,565
PLN	27,883,000	EUR	6,967,040	UBS AG	2/14/11	82,633
RUB	158,051,550	USD	5,133,000	HSBC Bank	2/14/11	21,219
SEK	32,442,000	CZK	85,429,519	Deutsche Bank AG	2/14/11	258,591
USD	12,317,017	HKD	95,415,000	HSBC Bank	2/14/11	36,620
USD	5,133,000	HUF	1,045,028,340	HSBC Bank	2/14/11	133,717
USD	2,361,000	TRY	3,414,363	Citibank NA	2/14/11	161,520
CHF	18,830,000	EUR	13,883,431	Deutsche Bank AG	2/17/11	1,601,379
CHF	21,812,016	EUR	16,641,065	UBS AG	2/17/11	1,108,108
EUR	20,926,101	CHF	27,862,000	UBS AG	2/17/11	(1,857,301)
JPY	259,415,475	KRW	3,613,861,000	HSBC Bank	2/22/11	21,513
KRW	10,414,774,250	JPY	758,265,325	HSBC Bank	2/22/11	(193,330)
USD	4,046,233	JPY	337,327,600	UBS AG	2/23/11	(110,938)
USD	1,217,136	JPY	100,793,000	Royal Bank of Scotland Plc	2/23/11	(25,021)
USD	5,527,000	ZAR	39,201,690	Deutsche Bank AG	2/24/11	(377,098)
EUR	14,860,000	USD	19,571,883	Royal Bank of Scotland Plc	3/03/11	281,775
EUR	14,830,000	USD	19,852,610	BNP Paribas	3/03/11	(39,033)
EUR	7,395,000	USD	9,698,543	Royal Bank of Scotland Plc	3/03/11	181,525
EUR	7,395,000	USD	9,655,873	UBS AG	3/03/11	224,194
USD	19,510,140	EUR	14,860,000	Goldman Sachs International	3/03/11	(343,518)
USD	9,862,305	EUR	7,395,000	Citibank NA	3/03/11	(17,763)
USD	19,650,578	EUR	14,790,000	Goldman Sachs International	3/03/11	(109,557)
USD	9,742,839	EUR	7,395,000	Citibank NA	3/03/11	(137,229)
USD	9,787,699	EUR	7,405,000	Deutsche Bank AG	3/03/11	(105,729)
NOK	105,033,000	EUR	13,070,980	Williams Capital Group	3/07/11	478,510
MXN	61,128,940	CAD	4,923,000	UBS AG	3/22/11	(23,176)
CNY	165,411,000	USD	24,592,774	HSBC Bank	7/27/11	563,347
USD	51,087,018	CNY	342,272,803	HSBC Bank	7/27/11	(966,691)

Total						$1,041,591

•	Credit default swaps on single-name issuers - buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$13,350	$(987,184)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	$7,800	(26,773)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$13,350	(1,185,537)
Wells Fargo & Co.	1.00%	Barclays Bank Plc	9/20/15	$5,000	(46,982)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/15	$16,000	(118,881)
General Electric Capital Corp.	1.00%	Barclays Bank Plc	12/20/15	$8,000	(178,554)
Hartford Financial Services Group, Inc.	1.00%	Citibank NA	12/20/15	$8,000	(176,158)
MGIC Investment Corp.	5.00%	Citibank NA	12/20/15	$8,010	(592,308)
Nexen, Inc.	1.00%	Deutsche Bank AG	12/20/15	$4,000	(14,626)
Wells Fargo & Co.	1.00%	Credit Suisse International	12/20/15	$16,000	(130,934)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$13,350	(510,940)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$20,100	(441,141)

Total					$(4,410,018)

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$10,740	$(117,556)
Dow Jones CDX North America High Yield Index Series 15	5.00%	Citibank NA	12/20/15	$20,400	(692,645)
Dow Jones CDX North America High Yield Index Series 15	1.00%	Credit Suisse International	12/20/15	$37,500	(38,932)
Dow Jones CDX North America High Yield Index Series 15	5.00%	Deutsche Bank AG	12/20/15	$17,350	(589,128)
Dow Jones CDX North America High Yield Index Series 15	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$8,000	(46,537)
Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Credit Suisse International	12/20/15	$5,715	(27,223)
Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$4,000	(20,925)

Total					$(1,532,946)

•	Credit default swaps on single-name issuers - sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

MBIA Insurance Corp.	5.00%	Barclays Bank Plc	12/20/12	CCC	$4,000	$(206,810)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/12	CCC	$16,000	(440,361)
Boyd Gaming Corp.	5.00%	Deutsche Bank AG	12/20/14	CCC+	$2,640	110,904
Boyd Gaming Corp.	5.00%	Morgan Stanley Capital Services, Inc.	12/20/14	CCC+	$2,000	21,473
Assured Guaranty Ltd.	5.00%	Citibank NA	12/20/15	A+	$3,750	(119,004)
Assured Guaranty Ltd.	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	A+	$4,000	(250,683)
Block Financial LLC	5.00%	Citibank NA	12/20/15	BBB	$3,000	(110,335)
Boyd Gaming Corp.	5.00%	Credit Suisse International	12/20/15	CCC+	$2,000	8,698
Ford Motor Co.	5.00%	Barclays Bank Plc	12/20/15	B	$8,000	290,700
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	12/20/15	BBB-	$12,000	124,541
Macy’s, Inc.	1.00%	Barclays Bank Plc	12/20/15	BB+	$8,000	127,377
McClatchy Co.	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	CCC+	$8,000	510,958
The PMI Group, Inc.	5.00%	Citibank NA	12/20/15	CCC+	$5,000	(88,149)

Total						$(20,691)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Master LLC may pay should a negative event take place as defined under the terms of agreement.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	19

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[3]	Notional Amount (000)[4]	Unrealized Depreciation

MCDX North America Series 14	0.00%	Goldman Sachs International	6/20/20	AA	$10,340	$(242,016)

	[3]	Using Standard and Poor’s rating.

	[4]	The maximum potential amount the Master LLC may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.69% (a)	3-month LIBOR	Barclays Bank Plc	9/07/12	$250,000	$(141,501)
0.62% (a)	3-month LIBOR	Deutsche Bank AG	11/26/12	$187,900	434,941
0.75% (a)	3-month LIBOR	Royal Bank of Scotland Plc	12/02/12	$181,100	252
0.85% (a)	3-month LIBOR	BNP Paribas SA	12/14/12	$61,700	(96,375)
1.32% (a)	3-month LIBOR	Citibank NA	12/17/13	$31,000	(65,246)
1.41% (a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$46,600	(215,308)
1.26% (a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$48,400	2,175
1.50% (b)	3-month LIBOR	JPMorgan Chase Bank NA	8/22/14	$14,500	(141,800)
1.40% (b)	3-month LIBOR	JPMorgan Chase Bank NA	8/24/14	$29,300	(381,643)
1.73% (c)	3-month LIBOR	JPMorgan Chase Bank NA	11/26/15	$51,000	(982,317)
1.71% (c)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/26/15	$116,000	(2,309,796)
1.74% (a)	3-month LIBOR	Credit Suisse International	12/02/15	$28,560	543,653
1.94% (a)	3-month LIBOR	Credit Suisse International	12/06/15	$2,310	22,507
2.01% (c)	3-month LIBOR	Bank of America NA	12/17/15	$35,400	(61,136)
2.36% (c)	3-month LIBOR	Deutsche Bank AG	12/17/15	$30,500	291,464
2.09% (a)	3-month LIBOR	Citibank NA	12/22/15	$26,700	91,499
2.38% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	$22,300	588,519
2.48% (a)	3-month LIBOR	JPMorgan Chase Bank NA	12/08/17	$113,900	2,378,853
3.51% (a)	3-month LIBOR	BNP Paribas SA	5/20/20	$400	(7,316)
4.12% (a)	3-month LIBOR	Goldman Sachs International	8/31/20	$27,600	(579,052)
2.61% (a)	3-month LIBOR	Royal Bank of Scotland Plc	10/26/20	$15,600	1,001,735
2.57% (c)	3-month LIBOR	Deutsche Bank AG	10/27/20	$7,200	(490,576)
2.79% (a)	3-month LIBOR	Deutsche Bank AG	10/29/20	$21,700	1,071,057
4.25% (b)	3-month LIBOR	Citibank NA	11/02/20	$36,000	(817,228)
2.86% (a)	3-month LIBOR	Citibank NA	11/12/20	$14,300	622,289
2.78% (a)	3-month LIBOR	Goldman Sachs International	11/12/20	$35,000	1,765,565
2.97% (a)	3-month LIBOR	Citibank NA	11/17/20	$29,100	1,002,019
3.03% (a)	3-month LIBOR	Deutsche Bank AG	11/17/20	$12,000	354,760
3.03% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/20	$12,000	349,569
3.17% (a)	3-month LIBOR	Credit Suisse International	12/06/20	$14,815	259,789
3.20% (a)	3-month LIBOR	Deutsche Bank AG	12/07/20	$6,800	101,801
3.18% (a)	3-month LIBOR	Royal Bank of Scotland Plc	12/07/20	$16,000	276,097
3.10% (a)	3-month LIBOR	UBS AG	12/07/20	$20,000	477,718
3.39% (a)	3-month LIBOR	UBS AG	12/10/20	$11,200	(11,297)
3.30% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/13/20	$52,100	337,887
3.42% (a)	3-month LIBOR	Royal Bank of Scotland Plc	12/14/20	$16,200	(60,077)
3.60% (c)	3-month LIBOR	Citibank NA	12/17/20	$5,700	109,946
3.66% (c)	3-month LIBOR	Citibank NA	12/17/20	$66,000	1,617,927
3.59% (a)	3-month LIBOR	Credit Suisse International	12/17/20	$21,700	(390,222)
5.30% (b)	3-month LIBOR	Bank of America NA	12/20/20	$26,700	476,733
3.43% (c)	3-month LIBOR	Citibank NA	12/21/20	$13,700	56,711
3.49% (c)	3-month LIBOR	JPMorgan Chase Bank NA	12/21/20	$26,200	253,472
3.43% (c)	3-month LIBOR	Citibank NA	12/22/20	$2,700	11,100
3.43% (a)	3-month LIBOR	Credit Suisse International	12/22/20	$17,300	(77,303)
3.44% (c)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/23/20	$24,600	120,747
3.39% (c)	3-month LIBOR	Deutsche Bank AG	12/24/20	$15,600	15,548
3.42% (c)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	12/24/20	$10,000	38,734
3.16% (c)	3-month LIBOR	Deutsche Bank AG	12/31/20	$58,600	(882,989)
3.77% (b)	3-month LIBOR	Royal Bank of Scotland Plc	10/01/24	$15,300	(1,199,845)

Total					$5,764,040

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating amount and receives fixed interest amount at expiration.

(c)	Pays floating interest rate and receives fixed rate.

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

•	Total return swaps outstanding as of December 31, 2010 were as follows:

Interest Rate Payable	Interest Rate Receivable	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

6.50%	—	Credit Suisse International	1/12/38	$8,405	$79,274	(d)
6.50%	—	Goldman Sachs International	1/12/38	$17,596	(225,370	) (d)
6.50%	—	JPMorgan Chase Bank NA	1/12/38	$57,295	(115,990	) (d)
—	5.50%	Barclays Bank Plc	1/12/39	$3,586	(14,842	) (e)
—	5.50%	Credit Suisse International	1/12/39	$25,963	(102,302	) (e)
5.50%	—	Goldman Sachs International	1/12/39	$29,549	(268,821	) (e)
5.00%	—	Royal Bank of Scotland Plc	1/12/40	$4,462	66,707	(f)
—	5.00%	Goldman Sachs International	1/12/40	$4,462	(101,729	) (f)

Total					$(683,073)

(d)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

(e)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

(f)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	21

Schedule of Investments (continued)	Master Total Return Portfolio of Master Bond LLC

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Master LLC’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$214,952,119	$35,358,060	$250,310,179
Common Stocks	$20,893,921	—	—	20,893,921
Corporate Bonds	—	1,294,555,286	9,340,000	1,303,895,286
Floating Rate Loan Interests	—	37,841,513	32,377,451	70,218,964
Foreign Agency Obligations	—	52,491,903	—	52,491,903
Investment Companies	19,015,183	—	—	19,015,183
Non-Agency Mortgage-Backed Securities	—	834,713,712	15,071,506	849,785,218
Preferred Securities	6,350,760	20,020,631	—	26,371,391
Taxable Municipal Bonds	—	71,151,276	—	71,151,276
U.S. Government Sponsored Agency Securities	—	6,812,444,169	—	6,812,444,169
U.S. Treasury Obligations	—	1,251,437,221	—	1,251,437,221
Short-Term Securities:
Borrowed Bond Agreements	—	300,798,384	—	300,798,384
Money Market Fund	13,395,174	—	—	13,395,174
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(409,385,256)	—	(409,385,256)
TBA Sale Commitments	—	(5,462,098,710)	—	(5,462,098,710)

Total	$59,655,038	$5,018,922,248	$92,147,017	$5,170,724,303

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$1,194,651	—	$1,194,651
Equity contracts	$157,500	—	—	157,500
Foreign currency exchange contracts	—	7,945,959	—	7,945,959
Interest rate contracts	997,079	39,301,755	$145,981	40,444,815
Liabilities:
Credit contracts	—	(7,158,306)	(242,016)	(7,400,322)
Foreign currency exchange contracts	—	(7,451,623)	—	(7,451,623)
Interest rate contracts	(5,845,618)	(57,262,007)	(829,054)	(63,936,679)

Total	$(4,691,039)	$(23,429,571)	$(925,089)	$(29,045,699)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010

Schedule of Investments (concluded)	Master Total Return Portfolio of Master Bond LLC

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Floating Rate Loan Interests	Total

Assets/Liabilities
Balance, as of September 30, 2010	$17,382,858	—	$44,026,239	—	$61,409,097
Accrued discounts/premium	22,191	—	4,630	—	26,821
Net realized gain (loss)	113,491	—	73,410	—	186,901
Net change in unrealized appreciation/depreciation[2]	286,810	—	(636,226)	—	(349,416)
Purchases	—	—	537,341	—	537,341
Sales	(7,214,822)	—	(15,565,048)	—	(22,779,870)
Transfers in3	24,767,532	$9,340,000	—	$32,377,451	66,484,983
Transfers out[3]	—	—	(13,368,840)	—	(13,368,840)

Balance, as of December 31, 2010	$35,358,060	$9,340,000	$15,071,506	$32,377,451	$92,147,017

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(417,803).

[3]	The Master LLC’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Credit Contracts	Interest Rate Contracts		Total

		Assets	Liabilities
Assets/Liabilities:
Balance, as of September 30, 2010	$(448,869)	—	$(163,781)	$(612,650)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	(177,915)	—	(1,250,130)	(1,428,045)
Net change in unrealized appreciation/depreciation[4]	235,069	—	188,956	424,025
Purchases	—	—	871,385	871,385
Sales	149,699	—	(133,543)	16,156
Transfers in5	—	$145,981	(341,941)	(195,960)
Transfers out[5]	—	—	—	—

Balance, as of December 31, 2010	$(242,016)	$145,981	$(829,054)	$(925,089)

[4]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(577,058).

[5]	The Master LLC’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2010	23

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 25, 2011